Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended	5 Months Ended	6 Months Ended
	May 04, 2017	Feb. 16, 2017	Jan. 11, 2017	Jan. 10, 2017	Feb. 28, 2017	Dec. 31, 2016	Jun. 30, 2017
Payable to related party							$ 4,020
Advance from related party debt							4,020
Proceeds from issuance of common stock							98,541
B2B Software Solutions [Member]
Payments to related party	$ 30,000
President [Member]
Advance from related party debt							870
Payable to an affiliate							$ 3,150
Number of common stock issued			5,000,000		600
Value of common stock issued			$ 500
Stock issued price per share					$ 0.0001
President [Member] | Series A Preferred Stock [Member]
Number of common stock issued					600
Stock issued price per share					$ 0.0001
Proceeds from issuance of preferred stock					0.06
Family Member of President [Member]
Number of common stock issued		1,000,000
Proceeds from issuance of common stock		$ 1,000
Officer and Director [Member]
Number of common stock issued		5,000,000		5,000,000	400
Proceeds from issuance of common stock		$ 5,000
Stock issued price per share					$ 0.0001
Officer and Director [Member] | Series A Preferred Stock [Member]
Number of common stock issued					400
Stock issued price per share					$ 0.0001
Proceeds from issuance of preferred stock					0.04